                                            As filed with the Securities and Exchange Commission on December 28, 2009

1933 Act Registration Number  333-112480

1940 Act Registration Number 811-21503

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 20	/X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 21	/X/

The FBR Funds

(Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209
(Address of Principal Office)

Registrant’s Telephone Number, Including Area Code: 703.469.1040

William Ginivan, Esq.

General Counsel

FBR Capital Markets, Inc.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA 22209
(Name and Address of Agent for Service)

Copy to: Patrick W. D. Turley, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401

It is proposed that this filing will become effective on January 27, 2010 pursuant to paragraph (b)(1) of Rule 485.

If appropriate, check the following box:

/X/    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement for The FBR Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 17, which was filed pursuant to Rule 485(a)(2) on October 30, 2009.  Accordingly, the contents of Post-Effective Amendment No. 17, consisting of Part A (the Prospectuses for the Fund), Part B (the Statement of Additional Information), Part C (Other Information), are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 20 is intended to become effective on January 27, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on the 28th day of December, 2009.

The FBR Funds

By: /s/ David H. Ellison*
David H. Ellison, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of December, 2009.

/s/ David H. Ellison *
David H. Ellison	Trustee and President (Principal Executive Officer)
December 28, 2009

/s/ Michael A. Willner *
Michael A. Willner	Trustee
December 28, 2009

/s/ Reena Aggarwal*
Reena Aggarwal	Trustee
December 28, 2009

/s/ William E. Cole, Jr.*
William E. Cole, Jr.	Trustee
December 28, 2009

/s/ Charles O. Heller*
Charles O. Heller	Trustee
December 28, 2009

/s/ Kimberly J. Bradshaw
Kimberly J. Bradshaw	Treasurer and Secretary (Principal Financial Officer)
December 28, 2009

* Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006.